Trade and Other Receivables, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Account receivables sold during the period, net	$ 266	$ 325
Account receivables sold during the period, gross	1,400	1,100
Factoring agreements, amounts collected on behalf of others	$ 126	$ 57